CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Preferred Stock, Value, Issued, Beginning Balance at Dec. 31, 2020	$ 112,553
Preferred Stock, Shares Outstanding, Beginning Balance (Shares) at Dec. 31, 2020	162,101
Beginning balance at Dec. 31, 2020		$ 0	$ 8,087	$ 111	$ (52,708)	$ (44,510)
Beginning balance (Shares) at Dec. 31, 2020		21,761,400
Conversion of preferred shares to ordinary shares	$ (112,553)
Conversion of preferred shares to ordinary shares (Shares)	(162,101)
Conversion of preferred shares to ordinary shares			112,553			112,553
Conversion of preferred shares to ordinary shares (Shares)		97,260,600
Issuance of warrants to ordinary shares			280,842			280,842
Exercise of options and vested RSUs granted to employees		$ 0	1,584			1,584
Exercise of options and vested RSUs granted to employees (Shares)		2,018,942
Other comprehensive loss				(270)		(270)
Unrealized gain on available-for-sale marketable securities, net						(270)
Share-based compensation expense			12,001			12,001
Issuance of Ordinary shares in IPO, net			396,344			396,344
Issuance of Ordinary shares in IPO, net (Shares)		17,250,000
Exercise of Warrants to ordinary shares			12,139			12,139
Exercise of Warrants to ordinary shares (Shares)		12,165,559
Net loss					(74,933)	(74,933)
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2021	$ 0
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021		$ 0	823,550	(159)	(127,641)	695,750
Ending balance (Shares) at Dec. 31, 2021		150,456,501
Issuance of warrants to ordinary shares			235,466			235,466
Exercise of options and vested RSUs granted to employees		$ 0	1,166			1,166
Exercise of options and vested RSUs granted to employees (Shares)		1,314,057
Other comprehensive loss				(1,767)		(1,767)
Unrealized gain on available-for-sale marketable securities, net						(1,767)
Share-based compensation expense			38,909			38,909
Exercise of Warrants to ordinary shares			73			73
Exercise of Warrants to ordinary shares (Shares)		7,215,924
Issuance of ordinary shares in connection with the business combination			153,929			153,929
Issuance of ordinary shares in connection with the business combination (Shares)		2,330,061
Net loss					(195,405)	(195,405)
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2022	$ 0
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022		$ 0	1,253,093	(1,926)	(323,046)	928,121
Ending balance (Shares) at Dec. 31, 2022		161,316,543
Issuance of warrants to ordinary shares	$ 0		60,206			60,206
Exercise of options and vested RSUs granted to employees			1,969			1,969
Exercise of options and vested RSUs granted to employees (Shares)		2,016,124
Issuance Of Shares Due To Contingent Consideration Value			0			0
Issuance of Shares due to Contingent Consideration (Shares)		219,600
Other comprehensive loss				506		506
Unrealized gain on available-for-sale marketable securities, net						506
Share-based compensation expense			44,960			44,960
Exercise of Warrants to ordinary shares			22			22
Exercise of Warrants to ordinary shares (Shares)		2,221,647
Net loss					(133,805)	(133,805)
Preferred Stock, Value, Issued, Ending Balance at Dec. 31, 2023	$ 0
Preferred Stock, Shares Outstanding, Ending Balance (Shares) at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023		$ 0	$ 1,360,250	$ (1,420)	$ (456,851)	$ 901,979
Ending balance (Shares) at Dec. 31, 2023		165,773,914